Taxation (Details 3) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income/(loss) before tax
Income from Chinese mainland operations	¥ 33,130		¥ 16,800	¥ 14,518
Loss from non-Chinese mainland operations	(1,480)		(2,933)	(17,098)
Total income/(loss) before tax	31,650	$ 4,457	13,867	(2,580)
Income tax benefits/(expenses) applicable to Chinese mainland operations
Current income tax expenses	(6,265)		(4,418)	(2,538)
Deferred tax benefits	410		732	651
Subtotal income tax expenses applicable to Chinese mainland operations	(5,855)		(3,686)	(1,887)
Income tax expenses applicable to non-Chinese mainland operations
Current income tax expenses	(1,259)		(307)	0
Deferred tax expenses	(1,279)		(183)	0
Subtotal income tax expenses applicable to non-Chinese mainland operations	(2,538)		(490)	0
Total income tax expenses	¥ (8,393)	$ (1,182)	¥ (4,176)	¥ (1,887)